PGIM S&P 500 Buffer 12 ETF - September
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Long-Term Investments 102.7%
Options Purchased*~
(cost $23,447,767)		$25,263,056

Total Long-Term Investments, BEFORE OPTIONS WRITTEN 102.7% (cost $23,447,767)		25,263,056
Options Written*~ (3.2)%
(premiums received $963,414)		(791,256)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTIONS WRITTEN 99.5% (cost $22,484,353)		24,471,800

Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $141,598)(wb)	141,598	141,598

TOTAL INVESTMENTS 100.0% (cost $22,625,951)		24,613,398
Liabilities in excess of other assets (0.0)%		(10,179)

Net Assets 100.0%		$24,603,219

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$6.45		341		34	$25,241,358
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$645.05		341		34	21,698
Total Options Purchased (cost $23,447,767)								$25,263,056
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$732.33		341		34	$(784,119)
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$567.64		341		34	(7,137)
Total Options Written (premiums received $963,414)								$(791,256)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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